Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

21. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

In accordance with the provision of Section 6 of The Tax Concessions Act (As Revised), Robo.ai Inc. (the “Company”) has obtained an undertaking from the Financial Secretary that:

(1)    no law which is enacted in the Cayman Islands imposing any tax to be levied on profits or income or gains or appreciations shall apply to the Company or its operations; and

(2)    no tax be levied on profits, income gains or appreciations or which is in the nature of estate duty or inheritance tax shall be payable by the Company:

(a)     on or in respect of the shares, debentures or other obligations of the Company; or

(b)    by way of the withholding in whole or part, of any relevant payment as defined in Section 6(3) of the Tax Concessions Act (As Revised).

The undertaking for the Company is for a period of 20 years from April 28, 2026.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

United Arab Emirates

Our subsidiaries incorporated in United Arab Emirates are currently not subject to taxation in United Arab Emirates, as companies operating in the designated free zones of the UAE and not conducting business activities in the UAE mainland are exempt from corporate taxes or customs duty.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. If no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to standard profits tax rate. Because the preferential tax treatment is not elected by the Group, the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.

Mainland China

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

United States

The company’s subsidiary, which incorporated in USA in 2022, is subject to statutory U.S. Federal corporate income tax at a rate of 21% for the years ended December 31, 2025, 2024 and 2023. U.S. does not believe it is more likely than not that the losses are realizable. There is no related tax provision other than state minimum taxes.

The following table sets forth current and deferred portion of income tax expense of the Group:

For the years ended December 31,
	2025	2024	2023
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Total income tax expense	$—	$—	$—

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2025	2024	2023
Mainland China	$30,345	$38,651	$84,911
Dubai	10,915	33,370	77,134
United States	126,307	100,705	104,650
Total loss before income tax expenses	$167,567	$172,726	$266,695

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2025	2024	2023
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	—	—	(0.1)%
Tax effect of undeclared expenses(i)	—	(5.2)%	(2.9)%
Tax effect of fair value change of convertible notes	(0.4)%	—	—
Tax effect of share-based compensation	(17.5)%	—	—
Tax effect of income tax rate differences in jurisdictions other than the PRC	(2.6)%	(2.7)%	(4.4)%
Tax effect of net operating loss not applicable to carryforwards	(0.3)%	7.5%	(6.1)%
Change in valuation allowance	(4.2)%	(24.6)%	(11.5)%
Effective tax rate	—	—	—

(i)      The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.

As of December 31, 2025 and 2024, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$39,608	$36,748
State net operating loss carried forwards for US entity	718	586
Accrued expenses	652	468
Impairment loss	12,167	13,376
Allowance for expected credit loss	30,512	24,273
Impairment on investments	3,980	3,980
Inventory write-down	4,277	4,249
Lawsuit provision	6,346	5,509
Property and equipment	799	788
Total deferred tax assets	99,059	89,977
Less: valuation allowance	(99,059)	(89,977)
Deferred tax assets, net of valuation allowance	$—	$—

Roll forward of valuation allowance
Balance at the beginning of the year	$89,977	48,363
Allowance made during the year	6,978	42,532
Effect of exchange rate differences	2,104	(918)
Balance at the end of the year	$99,059	89,977

As of December 31, 2025, the Group had net operating loss from US entity of US$11.0 million that will be carried forward indefinitely and state net operating loss from US entity of US$8.9 million recognized in 2024 and US$5.9 million recognized in 2023 that will expire beginning in year 2044 and 2043, if unused, respectively. As of December 31, 2025, the net operating loss carry forward from Mainland China will expire, if unused, as follows:

	Net operating loss carry forward due by schedule
	2026	2027	2028	2029	2030	Total
Net operating loss carry forward	2,639	24,336	39,416	76,836	6,006	149,233

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of US$99.1 million, US$90.0 million and US$48.4 million had been provided as of December 31, 2025, 2024 and 2023, respectively in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.